Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income: Before Tax Amount		$ 3,141	$ 4,741	$ 4,506
Net Income: Tax Effect		(83)	(525)	(505)
Net income: Net-of-Tax Amount		3,058	4,216	4,001
Other comprehensive income (loss):
Unrealized holding losses arising during the period: Before Tax Amount		(291)	1,582	(2,325)
Unrealized holding losses arising during the period: Tax Effect		99	(539)	791
Unrealized holding losses arising during the period: Net-of-Tax Amount		(192)	1,043	(1,534)
Unrealized holding losses from unconsolidated subsidiary: Before Tax Amount		1	10	(18)
Unrealized holding losses from unconsolidated subsidiary: Net-of-Tax Amount		1	10	(18)
Less reclassification adjustment for gains included in net income: Before Tax Amount	[1],[2]	(13)	(9)	2
Less reclassification adjustment for: gains included in net income: Tax Effect	[1],[2]	4	3	(1)
Less reclassification adjustment for: gains included in net income: Net-of-Tax Amount	[1],[2]	(9)	(6)	1
Unrecognized pension net gain (loss): Before Tax Amount	[2],[3]	(571)	(144)	821
Unrecognized pension net gain (loss): Tax Effect	[2],[3]	194	49	(279)
Unrecognized pension net gain (loss): Net-of-Tax Amount	[2],[3]	(377)	(95)	542
Unrecognized pension cost due to change in assumptions: Before Tax Amount	[2],[3]	623	(2,297)	962
Unrecognized pension cost due to change in assumptions: Tax Effect	[2],[3]	(212)	781	(327)
Unrecognized pension cost due to change in assumptions: Net-of-Tax Amount	[2],[3]	411	(1,516)	635
Amortization of pension prior service cost: Before Tax Amount	[2],[3]			(1)
Amortization of pension prior service cost: Net-of-Tax Amount	[2],[3]			(1)
Amortization of pension net actuarial cost: Before Tax Amount	[2],[3]	242	40	203
Amortization of net pension actuarial loss: Tax Expense	[2],[3]	(82)	(14)	(68)
Amortization of net pension actuarial cost: Net-of-Tax Amount	[2],[3]	160	26	135
Other comprehensive loss: Before Tax Amount		(9)	(818)	(356)
Other comprehensive loss: Tax Effect		3	280	116
Other comprehensive loss: Net-of-Tax Amount		(6)	(538)	(240)
Total comprehensive income: Before Tax Amount		3,132	3,923	4,150
Total comprehensive income: Tax Expense		(80)	(245)	(389)
Total comprehensive income: Net-of-Tax Amount		$ 3,052	$ 3,678	$ 3,761

[1]	Amounts are included in (loss) gain on calls of securities on the Consolidated Statements of Income as a separate element within total non-interest income.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.
[3]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.